Leases-Group as Lessor	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Leases-Group as Lessor
18.	Leases-Group as Lessor
Group as lessor
The Group subleased a part of its head office to a third party. Sublease income on sublease arrangement was based on the actual square footage occupied by the third party.
Information for the year ended December 31, 2018 is disclosed based on IAS 17
Leases.
For the year ended December 31, 2018
Operating leases
Future minimum rentals receivable under
non-cancelable
operating leases are as follows:

(In millions of yen)
December 31, 2018
Within one year	48
Between one year and five years	8

Total	56

The Group recognized sublease income of 67 million yen for the year ended December 31, 2018.

For the year ended December 31, 2019
Operating leases
Maturity analysis for the lease payments receivable (undiscounted) of finance lease contract is as follows:

(In millions of yen)
December 31, 2019
Within one year	69
After one year but not more than two years	1
Between two years and three years	—
Between three years and four years	—
Between four years and five years	—
Over 5 years	—

Total	70

Lease income related to operating lease contract was 185 million yen.
There were no significant finance leases in aggregate during the year ended December 31, 2019.